Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at September 30, 2014 (unaudited)
	Total	Level 1	Level 2	Level 3
Assets
Money market funds	$175,083	$175,083	$–	$–

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Money market funds	$12,761	$12,761	$–	$–

Liabilities
Convertible preferred stock warrant liability	$474	$–	$–	$474
Convertible preferred stock call option liability	21	–	–	21

Total liabilities	$495	$–	$–	$495

The fair value measurement of the convertible preferred stock warrant liability and convertible preferred stock call option liability was based on significant inputs not observed in the market and thus represents a Level III measurement. Level III instruments are valued based on unobservable inputs that are supported by little or no market activity and reflect the Company’s assumptions in measuring fair value. The Company’s estimated fair value of the convertible preferred stock warrant liability was calculated using an option pricing model and key assumptions including the probabilities of settlement scenarios, enterprise value, time to liquidity, risk-free interest rates, discount for lack of marketability and volatility. The Company’s estimated fair value of the preferred stock call option liability was calculated using an option pricing model and key assumptions including the estimated fair value of the Company’s preferred stock, risk-free interest rates and volatility and the probability of the closing of the future financing tranche. The estimates were based, in part, on subjective assumptions.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level III inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the year ended December 31, 2013 or the nine month period ended September 30, 2014.

The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial instruments as follows (in thousands):

	Convertible preferred stock call option liability	Convertible preferred stock warrant liability
Balance at January 1, 2014	$21	$474
Fair value of call option liability recognized upon issuance of preferred stock	–	–
Change in fair value recorded in other income (expense), net	9,560	2,279
Conversion of preferred stock into common stock and reclassification to permanent equity	(9,581)	(2,753)

Balance at September 30, 2014	$–	$–

	Convertible preferred stock call option liability	Convertible preferred stock warrant liability
Balance at January 1, 2013	$–	$433
Issuance of financial instruments	990	–
Fair value of call option liability recognized upon issuance of preferred stock	(127)	–
Change in fair value recorded in other income (expense), net	(863)	(1)

Balance at September 30, 2013	$–	$432

4. Fair Value Measurements

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$12,761	$12,761	$–	$–

Liabilities
Convertible preferred stock warrant liability	$474	–	–	$474
Convertible preferred stock call option liability	21	–	–	21

Total liabilities	$495	$–	$–	$495

	Fair Value Measurements at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$110	$110	$–	$–

Liabilities
Convertible preferred stock warrant liability	$433	$–	$–	$433

The fair value measurement of the convertible preferred stock warrant liability and convertible preferred stock call option liability is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and reflect the Company’s assumptions in measuring fair value. The Company’s estimated fair value of the convertible preferred stock warrant liability is calculated using an option pricing model and key assumptions including the probabilities of settlement scenarios, enterprise value, time to liquidity, risk-free interest rates, discount for lack of marketability and volatility. The Company’s estimated fair value of the preferred stock call option liability is calculated using an option pricing model and key assumptions including the estimated fair value of the Company’s preferred stock, risk-free interest rates and volatility and the probability of the closing of the future financing tranche. The estimates are based, in part, on subjective assumptions and could differ materially in the future.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the years ended December 31, 2012 or 2013.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments as follows:

	Convertible preferred stock call option liability	Convertible preferred stock warrant liability
Balance at January 1, 2012	$349	$152
Issuance of financial instruments	–	433
Fair value of call option liability recognized upon issuance of preferred stock	(260)	–
Exercise of financial instruments	–	(152)
Change in fair value recorded in other income (expense), net	(89)	–

Balance at December 31, 2012	–	433
Issuance of financial instruments	1,116	–
Fair value of call option liability recognized upon issuance of preferred stock	(126)	–
Change in fair value recorded in other income (expense), net	(969)	41

Balance at December 31, 2013	$21	$474